The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2020: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating right-of-use assets	$ 1,786,000
Operating lease liability - current	546,000	$ 73,000
Operating lease liability - non-current	$ 1,396,000	191,000
T U R N O N G R E E N I N C [Member]
Operating right-of-use assets		244,000	$ 312,000
Operating lease liability - current		73,000	64,000
Operating lease liability - non-current		$ 191,000	$ 264,000